Related party transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [Line Items]
Loan to related parties	$ 34,035	$ 723	$ 24,675
Payment on behalf of related parties, net of repayments	55,301	335	(1,780)
Repayment of loans from related parties	156	0	0
Online games revenue [Member]
Related party transactions [Line Items]
Revenue shared from related parties	0	0	521
Guangzhou Sunhongs | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	3,287	14,229	13,434
Other Related Party [Member]
Related party transactions [Line Items]
Others	2,396	850	2,014
Related parties
Related party transactions [Line Items]
Disposal of investments to related parties	0	20,271	0
Expense with related party	3,149	2,533	3,706
Kingsoft Cloud
Related party transactions [Line Items]
Purchase of fixed assets from Kingsoft Cloud	0	427	2,435
Kingsoft Cloud | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	$ 448	$ 2,126	$ 1,727